Investment Portfolioas of March 31, 2026 (Unaudited)
DWS CROCI® International VIP
	Shares	Value ($)

Common Stocks 97.3%
Australia 4.8%
BHP Group Ltd.	95,705	3,390,583
Origin Energy Ltd.	135,460	1,163,037
(Cost $3,539,613)		4,553,620
Denmark 1.7%
Danske Bank A/S	10,712	523,985
Pandora A/S	14,630	1,034,924
(Cost $1,636,418)		1,558,909
Finland 0.6%
Nordea Bank Abp (a) (Cost $423,843)	32,382	555,484
France 16.6%
BNP Paribas SA	23,808	2,278,151
Capgemini SE	1,527	179,921
Credit Agricole SA	142,312	2,660,142
Engie SA	9,627	311,066
Pernod Ricard SA	5,280	394,414
Sanofi SA	47,559	4,599,714
Societe Generale SA	14,370	1,051,132
Sodexo SA	6,017	310,036
Teleperformance SE	15,094	885,404
TotalEnergies SE	20,984	1,929,597
Vinci SA	6,484	972,433
(Cost $14,194,378)		15,572,010
Germany 3.0%
Bayer AG (Registered)	12,622	580,260
Beiersdorf AG	8,977	805,131
Brenntag SE	11,220	754,755
Deutsche Post AG	4,877	255,794
Siemens AG (Registered)	809	197,295
TUI AG	32,445	252,908
(Cost $2,602,548)		2,846,143
Hong Kong 2.4%
Hong Kong & China Gas Co., Ltd.	1,893,000	1,720,870
Yue Yuen Industrial Holdings Ltd.	290,500	567,030
(Cost $2,098,124)		2,287,900
Ireland 2.3%
DCC PLC (Cost $2,221,629)	34,616	2,133,477
Israel 0.6%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $150,019)	18,310	551,497

Italy 4.3%
Intesa Sanpaolo SpA	277,876	1,678,377
PRADA SpA	46,100	219,602
UniCredit SpA	29,939	2,147,190
(Cost $1,805,328)		4,045,169
Japan 26.7%
ANA Holdings, Inc. (a)	53,400	950,297
Asahi Kasei Corp.	33,100	321,746
Astellas Pharma, Inc.	102,900	1,666,331
Central Japan Railway Co.	81,600	2,109,608
Daiichi Sankyo Co., Ltd.	13,300	237,870
Daikin Industries Ltd.	5,800	698,858
Denso Corp.	64,200	804,459
Dentsu Group, Inc.	50,100	863,379
Japan Tobacco, Inc.	50,300	1,923,847
Kansai Electric Power Co., Inc.	61,300	1,013,677
Komatsu Ltd.	51,500	2,014,581
Nitto Denko Corp.	57,700	1,150,289
Ono Pharmaceutical Co., Ltd. (a)	168,400	2,694,547
Otsuka Holdings Co., Ltd.	5,000	354,279
Sekisui House Ltd.	35,700	800,633
Shin-Etsu Chemical Co., Ltd.	10,900	440,332
Shionogi & Co., Ltd.	122,800	2,746,217
Sony Group Corp.	27,000	556,179
Suzuki Motor Corp.	17,800	215,136
Takeda Pharmaceutical Co., Ltd.	32,200	1,165,156
TDK Corp.	71,300	925,109
Toyota Motor Corp.	72,800	1,489,786
(Cost $20,571,704)		25,142,316
Luxembourg 4.2%
Tenaris SA (Cost $2,296,553)	135,874	3,973,165
Singapore 4.3%
Oversea-Chinese Banking Corp. Ltd.	112,000	1,922,798
United Overseas Bank Ltd.	15,100	432,556
Venture Corp. Ltd.	142,300	1,709,561
(Cost $2,822,063)		4,064,915
Spain 4.4%
Banco Bilbao Vizcaya Argentaria SA	84,078	1,816,844
Banco Santander SA	202,746	2,270,671
(Cost $1,466,138)		4,087,515
Sweden 1.0%
Essity AB "B"	11,155	286,496
Skandinaviska Enskilda Banken AB "A"	11,502	211,594
Volvo AB "B"	14,603	481,021
(Cost $833,271)		979,111
Switzerland 3.5%
Nestle SA (Registered)	12,941	1,275,528
Roche Holding AG	5,085	2,008,944
(Cost $2,902,288)		3,284,472

United Kingdom 16.5%
Barclays PLC	84,185	441,420
British American Tobacco PLC	33,433	1,937,063
Bunzl PLC	22,900	688,861
easyJet PLC	95,154	439,865
GSK PLC	69,472	1,905,788
HSBC Holdings PLC	108,544	1,771,109
Imperial Brands PLC	53,656	2,175,557
International Consolidated Airlines Group SA	198,048	925,137
ITV PLC	1,520,659	1,522,464
NatWest Group PLC	117,140	867,265
Pearson PLC	24,156	316,698
Rio Tinto PLC	26,946	2,489,993
(Cost $11,580,925)		15,481,220
United States 0.4%
Carnival PLC (b) (Cost $335,718)	14,481	369,235
Total Common Stocks (Cost $71,480,560)		91,486,158

Preferred Stocks 1.7%
Germany
Henkel AG & Co. KGaA (Cost $1,618,155)	20,447	1,583,257

Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (c) (d) (Cost $3,875,000)	3,875,000	3,875,000

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (c) (Cost $396,672)	396,672	396,672

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,370,387)	103.5	97,341,087
Other Assets and Liabilities, Net	(3.5)	(3,285,460)
Net Assets	100.0	94,055,627
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 4.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (c) (d)
1,739,000	2,136,000 (e)	—	—	—	2,757	—	3,875,000	3,875,000
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 3.66% (c)
496,193	2,171,674	2,271,195	—	—	4,424	—	396,672	396,672
2,235,193	4,307,674	2,271,195	—	—	7,181	—	4,271,672	4,271,672

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $3,749,877, which is 4.0% of net assets.

(b)	Listed on the London Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

ADR: American Depositary Receipt
At March 31, 2026 the DWS CROCI® International VIP had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Net Assets)
Financials	20,628,717	22%
Health Care	18,510,602	20%
Industrials	11,373,911	12%
Consumer Staples	10,381,292	11%
Energy	8,036,239	9%
Materials	7,792,942	8%
Consumer Discretionary	6,936,626	7%
Utilities	4,208,651	4%
Information Technology	2,814,592	3%
Communication Services	2,385,843	3%
Total	93,069,415	99%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,553,620	$—	$4,553,620
Denmark	—	1,558,909	—	1,558,909
Finland	—	555,484	—	555,484
France	—	15,572,010	—	15,572,010
Germany	—	2,846,143	—	2,846,143
Hong Kong	—	2,287,900	—	2,287,900
Ireland	—	2,133,477	—	2,133,477
Israel	551,497	—	—	551,497
Italy	—	4,045,169	—	4,045,169
Japan	—	25,142,316	—	25,142,316
Luxembourg	—	3,973,165	—	3,973,165
Singapore	—	4,064,915	—	4,064,915
Spain	—	4,087,515	—	4,087,515
Sweden	—	979,111	—	979,111
Switzerland	—	3,284,472	—	3,284,472
United Kingdom	—	15,481,220	—	15,481,220
United States	—	369,235	—	369,235
Preferred Stocks	—	1,583,257	—	1,583,257
Short-Term Investments (a)	4,271,672	—	—	4,271,672
Total	$4,823,169	$92,517,918	$—	$97,341,087

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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